UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08188

                AllianceBernstein Emerging Market Debt Fund, Inc.
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)
                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--82.5%
Argentina--2.1%
Republic of Argentina FRN
   1.234%, 8/03/12                                      $ 8,729  $   5,874,617
                                                                 -------------
Belize--0.2%
Government of Belize
   9.50%, 8/15/12                                           703        558,226
                                                                 -------------
Brazil--17.7%
Federal Republic of Brazil
   7.31%, 6/29/09 FRN                                     2,673      2,769,896
   11.00%, 8/17/40                                        4,177      4,099,725
   12.00%, 4/15/10                                        2,475      2,738,588
   C- Bonds
   8.00%, 4/15/14                                        28,733     27,080,725
   DCB FRN
   Series L
    2.125%, 4/15/12                                      14,405     12,514,855
                                                                 -------------
                                                                    49,203,789
                                                                 -------------
Bulgaria--1.0%
Republic of Bulgaria
    8.25%, 1/15/15(a)                                     2,365      2,796,612
                                                                 -------------
Colombia--4.0%
Republic of Colombia
   10.75%, 1/15/13                                        3,606      4,026,099
   11.75%, 2/25/20                                        6,180      7,107,000
                                                                 -------------
                                                                    11,133,099
                                                                 -------------
Ecuador--1.9%
Republic of Ecuador
   7.00%, 8/15/30(a)(b)                                   7,116      5,276,514
                                                                 -------------
El Salvador--0.4%
Republic of El Salvador
   8.50%, 7/25/11(a)                                      1,000      1,070,500
                                                                 -------------
Indonesia--0.7%
Republic of Indonesia
   6.75%, 3/10/14(a)                                      2,190      2,033,963
                                                                 -------------
Jamaica--0.6%
Government of Jamaica
   11.75%, 5/15/11(a)                                     1,180      1,339,300
   12.75%, 9/01/07(a)                                       365        422,123
                                                                 -------------
                                                                     1,761,423
                                                                 -------------

                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

Mexico--14.8%
United Mexican States
  8.125%, 12/30/19                                      $12,110  $  13,390,632
  11.375%, 9/15/16(c)                                    12,342     17,510,212
  Series A
  6.375%, 1/16/13                                           882        902,286
  9.875%, 2/01/10                                         1,750      2,130,625
  Series XW
  10.375%, 2/17/09                                        5,850      7,131,150
                                                                 -------------
                                                                    41,064,905
                                                                 -------------
Morocco--0.4%
Kingdom of Morocco Loan Participation FRN
   Series A
   2.031%, 1/01/09                                        1,193      1,169,484
                                                                 -------------
Panama--2.9%
Republic of Panama
   8.875%, 9/30/27                                          500        502,500
   9.375%, 4/01/29                                          890        983,450
   9.625%, 2/08/11                                        3,075      3,459,375
   10.75%, 5/15/20                                        2,575      2,999,875
                                                                 -------------
                                                                     7,945,200
                                                                 -------------
Peru--3.7%
Republic of Peru
   8.375%, 5/03/16                                          900        859,500
   9.125%, 2/21/12(c)                                     5,593      5,868,455
   9.875%, 2/06/15                                        3,195      3,426,638
                                                                 -------------
                                                                    10,154,593
                                                                 -------------
Philippines--2.7%
Republic of Philippines
   8.25%, 1/15/14                                         1,975      1,940,438
   9.00%, 2/15/13                                         2,300      2,357,500
   9.875%, 1/15/19                                        1,850      1,905,500
   10.625%, 3/16/25                                       1,250      1,359,375
                                                                 -------------
                                                                     7,562,813
                                                                 -------------
Russia--11.0%
Russian Federation
   5.00%, 3/31/30(a)(b)                                  17,525     16,101,094
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                         9,890      8,703,200
   Series VII
   3.00%, 5/14/11                                         7,550      5,700,250
                                                                 -------------
                                                                    30,504,544
                                                                 -------------

                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

South Africa--1.5%
Republic of South Africa
   6.50%, 6/02/14                                       $ 1,000  $   1,027,500
   7.375%, 4/25/12                                        2,725      3,000,906
                                                                 -------------
                                                                     4,028,406
                                                                 -------------
Turkey--5.9%
Republic of Turkey
   9.875%, 3/19/08                                        1,025      1,109,562
   11.00%, 1/14/13                                        2,300      2,650,750
   11.50%, 1/23/12                                        2,475      2,914,313
   11.75%, 6/15/10                                        1,970      2,324,600
   12.375%, 6/15/09                                       6,025      7,199,875
                                                                 -------------
                                                                    16,199,100
                                                                 -------------
Ukraine--4.6%
Government of Ukraine
   6.875%, 3/04/11(a)                                     1,300      1,241,500
   7.65%, 6/11/13(a)                                      5,804      5,600,860
   11.00%, 3/15/07(a)                                     5,468      5,884,103
                                                                 -------------
                                                                    12,726,463
                                                                 -------------
Uruguay--0.9%
Republic of Uruguay
   7.875%, 1/15/33                                        3,632      2,596,960
                                                                 -------------
Venezuela--5.5%
Republic of Venezuela
   2.63%, 4/20/11 FRN                                     3,300      2,668,875
   9.25%, 9/15/27                                         8,430      7,477,410
   DCB FRN
   Series DL
   2.75%, 12/18/07                                        5,333      5,146,461
                                                                 -------------
                                                                    15,292,746
                                                                 -------------
Total Sovereign Debt Obligations
   (cost $211,766,232)                                             228,953,957
                                                                 -------------

CORPORATE DEBT OBLIGATIONS--9.2%
Brazil--0.9%
PF Export Receivables Master Trust
   6.436%, 6/01/15(a)                                     2,515      2,492,866
                                                                 -------------
Indonesia--0.6%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                       1,550      1,728,250
                                                                 -------------

                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

Kazakhstan--1.0%
Hurricane Finance
   9.625%, 2/12/10(a)                                   $   900  $     963,000
Kazkommerts International BV
   8.50%, 4/16/13(a)                                        650        651,625
Turanalem Finance BV
   10.00%, 5/29/07(a)                                     1,000      1,092,500
                                                                 -------------
                                                                     2,707,125
                                                                 -------------
Mexico--2.6%
Innova S de. R.L., SA
   9.375%, 9/19/13                                        3,180      3,370,800
   12.875%, 4/01/07                                       1,115      1,148,107
Monterrey Power SA De C. V.
   9.625%, 11/15/09(a)                                      587        675,950
Vitro Envases Norteamrca
   10.75%, 7/23/11(a)                                     2,200      2,101,000
                                                                 -------------
                                                                     7,295,857
                                                                 -------------
Poland--0.8%
PTC International Finance II, SA
   11.25%, 12/01/09                                       2,000      2,130,000
                                                                 -------------
Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                        1,100      1,267,750
                                                                 -------------
Russia--2.4%
Gazprom Oao
   9.625%, 3/01/13(a)                                       870        914,587
Mobile Telesystems Finance
    9.75%, 1/30/08(a)                                     2,350      2,455,110
   10.95%, 12/21/04                                         730        751,900
Sibneft
   10.75%, 1/15/09(a)                                       825        842,967
Tyumen Oil
    11.00%, 11/06/07(a)                                   1,505      1,654,638
                                                                 -------------
                                                                     6,619,202
                                                                 -------------
South Korea--0.3%
Hanvit Bank, SA
   12.75%, 3/01/10(a)(b)                                    725        768,500
                                                                 -------------
Ukraine--0.2%
Kyivstar
   10.375%, 8/17/09(a)                                      600        611,250
                                                                 -------------
Total Corporate Debt Obligations
   (cost $24,297,992)                                               25,620,800
                                                                 -------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)   U.S. $ Value
------------------------------------------------------------------------------

WARRANTS (d)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                            3,250  $         -0-
Republic of Venezuela
   Warrants, expiring 4/15/20                            48,195            -0-
                                                                 -------------
Total Warrants
   (cost $0)                                                               -0-
                                                                 -------------
SHORT-TERM INVESTMENT--11.2%
Time Deposit - 11.2%
Societe Generale
   1.313%, 8/02/04
   (cost $31,000,000)                                 $  31,000     31,000,000
                                                                 -------------

Total Investments--102.9%
   (cost $267,064,224)                                             285,574,757
Other assets less liabilities--(2.9%)                               (7,981,258)
                                                                 -------------
Net Assets--100%                                                 $ 277,593,499
                                                                 -------------


CREDIT DEFAULT SWAP CONTRACTS

                                        Notional                                   Unrealized
Swap Counterparty &                      Amount     Interest     Termination     Appreciation /
Referenced Obligation                   (000's)       Rate           Date        (Depreciation)
-----------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                          2,450        2.55%        5/20/05         $(44,090)

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                            900         0.50         11/26/13         (16,987)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                         1,410        5.60         3/20/14          (42,558)

CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                          1,900        3.60         6/20/05          (69,350)

JP Morgan Chase
Republic of Ecuador
6.00%, 8/15/30                           2,275        3.70         4/30/05          (32,903)

                                        Notional                                   Unrealized
Swap Counterparty &                      Amount     Interest     Termination     Appreciation /
Referenced Obligation                   (000's)       Rate           Date        (Depreciation)
-----------------------------------------------------------------------------------------------
Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                          3,300        6.35%        8/20/05         $257,821

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                          2,450        4.40         5/20/06           77,148

Citigroup Global Markets, Inc.
Republic of Columbia
9.75%, 4/23/09                           10,000       5.70         1/30/05          277,750

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                         1,410        4.95         3/20/09           36,089

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                           4,350        2.05         5/20/09          173,245

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                           2,100        2.40         5/20/14           99,750

CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                          1,900        6.90         6/20/07          168,910

Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30                          4,150        3.50         4/20/06           50,941

Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                         2,000        17.75        2/13/08          920,225

REVERSE REPURCHASE AGREEMENTS

                                 Interest
Broker                             Rate         Maturity          Amount
--------------------------------------------------------------------------
JP Morgan Chase                   0.10%         12/31/04       $ 8,631,145
JP Morgan Chase                    1.00         12/31/04         2,874,225
                                                               -----------
                                                               $11,505,370
                                                               -----------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate market value of these securities amounted to $56,990,562 or 20.5% of net assets.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2004.
(c) Position, or portion thereof, with an aggregate market value of $12,164,142 has been segregated to collateralize reverse repurchase agreements.
(d)   Non-income producing security.

      Glossary of Terms:

      DCB - Debt Conversion Bonds
      FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.     DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004